UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 12, 2004

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $141,096


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Advancepcs                             Com        00790K109    4,635      87,800  Sh       Defined      01,03      87,800   0    0
Bioreliance Corp                       Com        090951104    2,505      52,400  Sh       Defined      01,03      52,400   0    0
Cima Labs Inc                          Com        171796105    2,632      80,696  Sh       Defined      01,03      80,696   0    0
Comcast Corp New                    Cl A Spl      20030N200    1,195      38,200  Sh       Defined      01,03      38,200   0    0
Concord EFS Inc                        Com        206197105   13,712     924,000  Sh       Defined      01,03     924,000   0    0
Cox Communications Inc                Cl A        224044107    2,577      74,800  Sh       Defined      01,03      74,800   0    0
Dial Corp New                          Com        25247D101    5,048     177,300  Sh       Defined      01,03     177,300   0    0
EMC Corp Mass                          Com        268648102      180      13,902  Sh       Defined      01,03      13,902   0    0
Enzon Pharmaceuticals Inc              Com        293904108    8,041     671,738  Sh       Defined      01,03     671,738   0    0
Esperion Therapeutics Inc              Com        29664R106    2,528      73,079  Sh       Defined      01,03      73,079   0    0
FleetBoston Financial Corp             Com        339030108   11,249     257,700  Sh       Defined      01,03     257,700   0    0
General Electric Co                    Com        369604103      793      25,600  Sh       Defined      01,03      25,600   0    0
John Hancock Financial Services Inc    Com        41014S106   12,795     341,200  Sh       Defined      01,03     341,200   0    0
Horizon Organic Holding                Com        44043T103    1,603      66,939  Sh       Defined      01,03      66,939   0    0
Mid Atlantic Medical Services Inc      Com        59523C107   11,379     175,600  Sh       Defined      01,03     175,600   0    0
Moore Wallace Inc                      Com        615857109    3,349     178,800  Sh       Defined      01,03     178,800   0    0
Right Management Consultants Inc       Com        766573109    2,831     151,700  Sh       Defined      01,03     151,700   0    0
Sicor Inc                              Com        825846108   21,077     774,897  Sh       Defined      01,03     774,897   0    0
Soundview Technology Group Inc         Com        83611Q406    3,814     246,200  Sh       Defined      01,03     246,200   0    0
Systems & Computer Technology Corp     Com        871873105    2,695     164,667  Sh       Defined      01,03     164,667   0    0
Titan Corp                             Com        888266103   20,868     956,800  Sh       Defined      01,03     956,800   0    0
Travelers Property Casualty Corp      Cl A        89420G109    3,309     197,200  Sh       Defined      01,03     197,200   0    0
Travelers Property Casualty Corp      Cl B        89420G406    2,281     134,400  Sh       Defined      01,03     134,400   0    0